AIG Consumer Insurance 2919 Allen Parkway Houston, Texas 77019 www.aig.com Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 1266 nori.gabert@valic.com	VIA EDGAR May 1, 2015 Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re: Anchor Series Trust
File Numbers 2-86188 and 811-03836
CIK Number 0000726735

Commissioners:

On behalf of Anchor Series Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Statement of Additional Information (“SAI”) for the Portfolios listed in Appendix A, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from the SAI filed as part of Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A on April 13, 2015. That Post-Effective Amendment became effective on May 1, 2015, pursuant to Rule 485(b) under the 1933 Act. The Portfolios listed in Appendix A had changes to their prospectus and a filing pursuant to 497(c) will be filed on May 1, 2015.

Please direct any questions to the undersigned at 713.831.5165.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert
Associate General Counsel And Vice President

Enclosure

APPENDIX A

Asset Allocation Portfolio
Capital Appreciation Portfolio
Government and Quality Bond Portfolio
Growth and Income Portfolio
Growth Portfolio
Natural Resources Portfolio
SA BlackRock Multi-Asset Income Portfolio
Strategic Multi-Asset Portfolio